Debentures (Tables)	12 Months Ended
Dec. 31, 2025
Debentures [Abstract]
Schedule of Debentures	Composed as follows:
	December 31, 2025		December 31, 2024
	Face value	Carrying amount	Face value	Carrying amount
	€ in thousands		€ in thousands
Debentures	254,858	249,177	198,421	191,529
Less current maturities	40,434	39,803	37,719	35,706
Total long-term debentures	214,424	209,374	160,702	155,823

Schedule of Aggregate Annual Maturities	The aggregate annual maturities are as follows:
	December 31	December 31
	2025	2024
	€ in thousands
Second year	40,081	28,695
Third year	42,218	39,012
Fourth year	45,263	39,517
Fifth year	35,950	35,704
Sixth year and thereafter	45,862	12,895

Long-term debentures	209,374	155,823
Current maturities	39,803	35,706
Total Debentures	249,177	191,529